Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property and Equipment
Property and Equipment

Note 3:    Property and Equipment

	September 30,	December 31,
Dollars in thousands	2021	2020
Kiosks and components	$190,202	$190,416
Computers, servers, and software	96,352	87,113
Leasehold improvements	4,145	3,991
Office furniture and equipment	676	676
Leased Vehicles	10,436	10,678
Property and equipment, at cost	$301,811	$292,874
Accumulated depreciation	(256,600)	(229,785)
Property and equipment, net	$45,211	$63,089

Note 3:   Property and Equipment

	December 31,	December 31,
Dollars in thousands	2020	2019
Kiosks and components	$190,416	$186,158
Computers, servers, and software	87,113	73,730
Leasehold improvements	3,991	4,978
Office furniture and equipment	676	876
Leased Vehicles	10,678	11,813
Property and equipment, at cost	$292,874	$277,555
Accumulated depreciation	(229,785)	(167,672)
Property and equipment, net	$63,089	$109,883